Acquisitions, Investments and Dispositions - Periodico Digital Sendero (Details) - Periodico Digital Sendero, S.A. P.I. de C.V. and subsidiary ("PDS") - MXN ($) $ in Thousands	1 Months Ended		12 Months Ended	24 Months Ended
	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2018
Disclosure of joint ventures
Proportion of ownership interest in joint venture	50.00%	50.00%		50.00%
Cash consideration of investments accounted for using equity method	$ 42,500	$ 120,000	$ 162,500